CORRECTION OF IMMATERIAL ERRORS - Schedule of unaudited condensed consolidated statement of cash flows (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year	$ 4,269,131			$ 2,653,107			$ 16,543,616	$ 7,908,777
Changes in non-cash working capital: Prepaid expenses	(376,601)			9,789			(96,116)	19,868
Changes in non-cash working capital: Accounts payable and accrued liabilities	64,758			(10,388)			234,332	255,194
Net cash used in operating activities	$ (3,963,542)			(1,669,732)			$ (8,227,372)	$ (3,864,714)
As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year		$ 2,422,410	$ 1,934,427	2,653,107	$ 4,587,534	$ 7,009,944
Correction of immaterial errros [Member] | As previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year		2,049,910	1,813,781	2,437,628	4,211,409	6,261,319
Changes in non-cash working capital: Prepaid expenses						(159,715)
Changes in non-cash working capital: Accounts payable and accrued liabilities				(265,867)	(70,355)	366,927
Grant receivable				0
Net cash used in operating activities				(1,669,732)	(3,488,588)	(4,992,573)
Correction of immaterial errros [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year		372,500	120,646	215,479	376,125	748,625
Changes in non-cash working capital: Prepaid expenses						(100,000)
Changes in non-cash working capital: Accounts payable and accrued liabilities				255,479	376,125	848,625
Grant receivable				(40,000)
Net cash used in operating activities				0	0	0
Correction of immaterial errros [Member] | As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss for the year		$ 2,422,410	$ 1,934,427	2,653,107	4,587,534	7,009,944
Changes in non-cash working capital: Prepaid expenses						(259,715)
Changes in non-cash working capital: Accounts payable and accrued liabilities				(10,388)	305,770	1,215,552
Grant receivable				(40,000)
Net cash used in operating activities				$ (1,669,732)	$ (3,488,588)	$ (4,992,573)